CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Continuing Operations
Net sales	$ 4,094	$ 4,019	$ 3,972
Cost of sales	2,961	2,822	2,733
Selling, general and administrative expenses	964	918	1,027
Net charges for exit activities, asset and business dispositions	81	39	18
Impairment charges	14	15	15
Operating income	74	225	179
Interest expense	77	92	120
Interest income	(5)	(5)	(4)
Debt extinguishment costs	39	55
Income (loss) from continuing operations before income taxes	(37)	83	63
Income tax expense (benefit)	(15)	27	(64)
Income (loss) from continuing operations	(22)	56	127
Discontinued operations
Income from discontinued operations net of tax expense (benefit) of $(603), $82 and $668	465	485	328
Gain on sale of discontinued operations, net of tax expense of $367, $573 and $74	405	731	84
Net income from discontinued operations	870	1,216	412
Net income	848	1,272	539
Less: Income from noncontrolling interests, net of tax
Discontinued operations	3	9	21
Net income attributable to Hillshire Brands	845	1,263	518
Amounts attributable to Hillshire Brands:
Net income (loss) from continuing operations	(22)	56	127
Net income from discontinued operations	867	1,207	391
Net income attributable to Hillshire Brands	$ 845	$ 1,263	$ 518
Earnings per share of common stock Basic
Income (loss) from continuing operations	$ (0.18)	$ 0.45	$ 0.92
Net income	$ 7.13	$ 10.16	$ 3.77
Diluted
Income (loss) from continuing operations	$ (0.18)	$ 0.45	$ 0.92
Net income	$ 7.13	$ 10.11	$ 3.75